INTANGIBLES (Details Textual) (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Purchases of intangibles			$ 50,000		$ 50,000	$ 50,000
Useful Life			10 years
Amortization expense					2,500
Licensing Agreement - Bright
Purchases of intangibles			50,000
Useful Life			10 years
Amortization expense			$ 2,500	$ 0	$ 2,500